UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363

Date of fiscal year end: June 30

Date of reporting period: June 30, 2013

The Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Tactical Bond Fund, and Brown Advisory Equity Income Fund (collectively, the “Predecessor Funds”) were reorganized out of Professionally Managed Portfolios and into the  Brown Advisory Funds (Reg. Nos. 333-181202 and 811-22708) on October 19, 2012.  The proxy voting report for the portion of the reporting period that the Predecessor Funds existed under Professionally Managed Portfolios can be found in the N-PX filed for Brown Advisory Funds on August 23, 2013, SEC Accession No. 0000894189-13-004689.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_____ Professionally Managed Portfolios

By (Signature and Title)*    /s/ Elaine E. Richards
Elaine E. Richards, President

Date         August 29, 2013
* Print the name and title of each signing officer under his or her signature.